Employee Benefits - Summary of Employee Benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Wages and salaries	R$ 483,600	R$ 348,731	R$ 242,147
Social security costs	138,960	117,604	70,988
Profit sharing and annual bonuses	89,973	45,596	47,262
Share-based payments	120,777	64,509	60,843
Total of employee benefits	R$ 833,310	R$ 576,440	R$ 421,240